Swan Hedged Equity US Large Cap ETF
Schedule of Investments
February 28, 2022 (Unaudited)
	Shares	Value
INVESTMENT COMPANIES — 87.1%
Exchange Traded Funds — 87.1%
iShares Core S&P 500 ETF (a)(b)	350,623	$153,825,323
SPDR S&P 500 ETF Trust (b)	8,772	3,830,118
TOTAL EXCHANGE TRADED FUNDS (Cost $155,471,153)		157,655,441

MONEY MARKET FUNDS — 0.6%
First American Government Obligations Fund - Class X, 0.03% (c)	980,235	980,235
TOTAL MONEY MARKET FUNDS (Cost $980,235)		980,235

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS — 27.4%
PURCHASED CALL OPTIONS — 1.7%
SPDR S&P 500 ETF Trust
Expiration: June 2023, Exercise Price: $485 (e)	112	215,768	$4,890,256
Expiration: June 2023, Exercise Price: $505 (e)	50	62,675	2,183,150
Expiration: December 2023, Exercise Price: $490 (e)	240	591,360	10,479,120
Expiration: December 2023, Exercise Price: $515 (e)	1,390	2,239,985	60,691,570
		3,109,788
PURCHASED PUT OPTIONS — 25.7%
SPDR S&P 500 ETF Trust
Expiration: April 2022, Exercise Price: $300	46	2,990	2,008,498
Expiration: May 2022, Exercise Price: $415 (e)	146	185,639	6,374,798
Expiration: June 2022, Exercise Price: $425 (e)	243	452,831	10,610,109
Expiration: June 2022, Exercise Price: $465 (e)	243	913,072	10,610,109
Expiration: December 2022, Exercise Price: $450 (e)	2,290	9,392,435	99,988,270
Expiration: December 2022, Exercise Price: $500 (e)	2,290	16,350,600	99,988,270
Expiration: June 2023, Exercise Price: $445	224	1,047,424	9,780,512
Expiration: June 2023, Exercise Price: $470	100	587,750	4,366,300
Expiration: December 2023, Exercise Price: $435	334	1,612,886	14,583,442
Expiration: December 2023, Exercise Price: $455	2,780	15,886,310	121,383,140
		46,431,937
TOTAL PURCHASED OPTIONS (Cost $41,872,313)		49,541,725

Total Investments (Cost $198,323,701) — 115.1%		208,177,401
Other assets and liabilities, net — (15.1)%		(27,243,394)
TOTAL NET ASSETS — 100.0%		$180,934,007

Percentages are stated as a percent of net assets.

SPDR	Standard & Poor's Depositary Receipt

(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated or earmarked as collateral for written options.
(c)	The rate shown is the seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

Swan Hedged Equity US Large Cap ETF
Schedule of Written Options
February 28, 2022 (Unaudited)
	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - 15.1%
WRITTEN CALL OPTIONS - 0.7%
SPDR S&P 500 ETF Trust
Expiration: June 2023, Exercise Price: $535	112	$75,040	$4,890,256
Expiration: June 2023, Exercise Price: $560	50	16,500	2,183,150
Expiration: December 2023, Exercise Price: $550	240	190,920	10,479,120
Expiration: December 2023, Exercise Price: $575	1,390	936,165	60,691,570
		1,218,625
WRITTEN PUT OPTIONS - 14.4%
SPDR S&P 500 ETF Trust
Expiration: May 2022, Exercise Price: $350	146	49,713	6,374,798
Expiration: June 2022, Exercise Price: $445	486	1,279,638	21,220,218
Expiration: December 2022, Exercise Price: $475	4,580	24,766,350	199,976,540
		26,095,701
TOTAL WRITTEN OPTIONS (Premiums Received $20,020,303)		$27,314,326

Percentages are stated as a percent of net assets.

SPDR	Standard & Poor's Depositary Receipt

(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$157,655,441	$-	$-	$157,655,441
Money Market Funds	980,235	-	-	980,235
Purchased Options	-	49,541,725	-	49,541,725
Total Investments - Assets	$158,635,676	$49,541,725	$-	$208,177,401
Other Financial Instruments - Liabilities:
Written Options	$-	$27,314,326	$-	$27,314,326